Cover	12 Months Ended
Dec. 31, 2018 shares
Cover [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	To update the financials.
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31
Entity File Number	000-30087
Entity Registrant Name	Empower Clinics Inc.
Entity Central Index Key	0001109504
Entity Incorporation, State or Country Code	Z4
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	77,847,598